UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment   [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of ShareInVest Research L.P.
Phone:   212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman           New York, New York            August 7, 2003
-----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           38

Form 13F Information Table Value Total:     $114,319
                                           (thousands)

List of Other Included Managers:                 None



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                           FORM 13F INFORMATION TABLE

      COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
                                                         VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
ALLIANCE GAMING CORP             COM NEW     01859P609   2,942    155,600  SH             Sole        N/A      155,600
AMERICAN AXLE & MFG HLDGS INC      COM       024061103   9,921    415,100  SH             Sole        N/A      415,100
AMERICAN EAGLE OUTFITTERS NEW      COM       02553E106   3,611    196,250  SH             Sole        N/A      196,250
BEST BUY INC                       COM       086516101   1,390     31,650  SH             Sole        N/A       31,650
BOYDS COLLECTION LTD               COM       103354106     725    153,900  SH             Sole        N/A      153,900
C H ROBINSON WORLDWIDE INC         COM       12541W100       7        200  SH             Sole        N/A          200
CARMAX, INC                        COM       143130102   1,343     44,534  SH             Sole        N/A       44,534
CENTEX CORP                        COM       152312104   3,244     41,700  SH             Sole        N/A       41,700
CIT GROUP                          COM       125581108   4,097    166,200  SH             Sole        N/A      166,200
COVENANT TRANS INC                CL A       22284P105   1,555     90,600  SH             Sole        N/A       90,600
DOLLAR GEN CORP                    COM       256669102   2,365    129,500  SH             Sole        N/A      129,500
DOLLAR TREE STORES INC             COM       256747106   1,805     56,800  SH             Sole        N/A       56,800
ETHAN ALLEN INTERIORS INC          COM       297602104   1,939     55,150  SH             Sole        N/A       55,150
GAP INC DEL                        COM       364760108   3,321    177,000  SH             Sole        N/A      177,000
GENENTECH INC                    COM NEW     368710406  11,265    156,200  SH             Sole        N/A      156,200
GOOD GUYS INC                      COM       382091106     596    400,000  SH             Sole        N/A      400,000
GRUPO TMM S A DE CV           SP ADR A SHS   40051D105     185     84,300  SH             Sole        N/A       84,300
HEARTLAND EXPRESS INC              COM       422347104   4,063    179,525  SH             Sole        N/A      179,525
HUNT J B TRANS SVCS INC            COM       445658107   2,976     78,100  SH             Sole        N/A       78,100
KNIGHT TRANSN INC                  COM       499064103   5,463    220,098  SH             Sole        N/A      220,098
KOHLS CORP                         COM       500255104   4,101     79,816  SH             Sole        N/A       79,816
LOWES COS INC                      COM       548661107   3,780     88,000  SH             Sole        N/A       88,000
MAGNA ENTMT CORP                  CL A       559211107   1,676    332,600  SH             Sole        N/A      332,600
MAXIM INTEGRATED PRODS INC         COM       57772K101   4,044    118,600  SH             Sole        N/A      118,600
MEDTRONIC INC                      COM       585055106   5,497    114,600  SH             Sole        N/A      114,600
ODD JOB STORES INC.                COM       67575J102     305    106,800  SH             Sole        N/A      106,800
OLD DOMINION FREIGHT LINE INC      COM       679580100   2,362    110,550  SH             Sole        N/A      110,550
PROFESSIONAL STAFF PLC        SPONSORED ADR  74315R105     352    171,900  SH             Sole        N/A      171,900
RARE HOSPITALITY INTL INC          COM       753820109   7,631    235,100  SH             Sole        N/A      235,100
RYANAIR HLDGS PLC             SPONSORED ADR  783513104   6,280    139,800  SH             Sole        N/A      139,800
STAPLES INC                        COM       855030102   5,105    278,197  SH             Sole        N/A      278,197
SUPERTEX INC                       COM       868532102     801     43,700  SH             Sole        N/A       43,700
TOLL BROTHERS INC.                 COM       889478103     897     31,700  SH             Sole        N/A       31,700
TWEETER HOME ENTMT GROUP INC       COM       901167106   3,831    441,400  SH             Sole        N/A      441,400
URBAN OUTFITTERS INC               COM       917047102   1,866     51,900  SH             Sole        N/A       51,900
VIACOM INC - CLASS A              CL A       925524100     437     10,000  SH             Sole        N/A       10,000
VIACOM INC - CLASS B              CL B       925524308   1,757     40,000  SH             Sole        N/A       40,000
WILD OATS MARKETS INC              COM       96808B107     784     71,300  SH             Sole        N/A       71,300

TOTAL                                                  114,319



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